Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 712,906	$ 582,776	$ 13,024,381
Accounts receivable, net	741,299	1,280,456	2,917,646
Contract assets	18,391	36,384	41,916
Held for sale assets	4,400,361	4,396,826
Inventories	402,186	465,560	1,273,825
Prepaid expenses and other current assets	826,917	744,211	656,279
Total current assets	7,102,060	7,506,213	17,914,047
Property, plant and equipment, net	6,901,417	5,608,903	6,839,943
Project development costs and other non-current assets	603,431	483,546	923,172
Goodwill	1,309,330	1,309,330	1,309,330
Right-of-use asset	2,203,659	4,421,002	1,210,053
Long-term note receivable	879,418	857,534	720,137
Intangible assets, net	1,951,367	1,997,833	2,095,232
Deferred contract costs, net	40,785	71,374	112,159
Investment in non-marketable securities	700,000	700,000	200,000
Investment in and advances to equity affiliates	3,642,607	3,599,945	3,599,945
Total Assets	25,334,074	26,555,680	34,924,018
Current liabilities:
Accounts payable and accrued expenses	6,193,349	4,009,522	7,568,851
Contract liabilities	1,311,002	437,271	1,437,579
Lease liability, current maturities	1,001,138	1,225,394	337,469
Due to affiliates			264,451
Assumed liability	20,795	5,795	5,795
Short term notes payable, net	7,156,737	2,648,300	1,971,960
Total current liabilities	15,683,021	8,326,282	11,586,105
Long-term note payable	2,500,000	750,000	750,000
Lease liability, net of current maturities	734,027	3,039,836	872,124
Total liabilities	18,917,048	12,116,118	13,208,229
Stockholders’ equity:
Preferred stock, value
Common stock, value	164,828	126,140	119,869
Additional paid-in capital	67,760,551	56,173,977	53,341,405
Treasury stock, at cost	(92,396)	(49,680)
Accumulated deficit	(62,331,370)	(41,428,268)	(33,109,220)
Total Safe & Green Holdings Corp. stockholders’ equity	5,501,613	14,822,169	20,352,054
Non-controlling interest	915,413	(382,607)	1,363,735
Total stockholders’ equity	6,417,026	14,439,562	21,715,789
Total Liabilities and Stockholders’ Equity	$ 25,334,074	$ 26,555,680	$ 34,924,018